Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	As of December 31,
	2016	2017
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	7,856	11,535
Forward foreign exchange contracts	82	2,123
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	—	4,553

Total	7,938	18,211

Derivative financial instruments, current assets	82	2,199
Derivative financial instruments, non-current assets	7,856	16,012

Total	7,938	18,211

Schedule of fair value of the derivative liabilities

	As of December 31,
	2016	2017
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	24,279	605
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	6,060	1,210

Total	30,339	1,815

Derivative financial instruments, current liability	7,854	1,815
Derivative financial instruments, non-current liability	22,485	—

Total	30,339	1,815

Schedule of principal terms of the forward foreign exchange contracts held for trading

Company	Counterparty	Trade Date	Number of contracts	Settlement Dates	Fixed Exchange Rate (USD/GBP)	Total Exchange Amount (in thousands)
GasLog	SEB	August 2017	12	January - December 2018	1.3042	£3,600

					Total	£3,600

Company	Counterparty	Trade Date	Number of contracts	Settlement Dates	Fixed Exchange Rate (USD/EUR)	Total Exchange Amount (in thousands)
GasLog	HSBC	June 2017	6	January - June 2018	1.1297	€6,000
GasLog	ABN	June 2017	6	January - June 2018	1.1291	€6,000
GasLog	Nordea	July 2017	6	January - June 2018	1.1817	€4,500
GasLog	SEB	July 2017	6	January - June 2018	1.1816	€4,500
GasLog	Nordea	August 2017	12	January - December 2018	1.1986	€9,000
GasLog	SEB	August 2017	12	January - December 2018	1.1966	€12,000
GasLog	DNB Bank ASA ("DNB")	October 2017	2	January - February 2018	1.1746	€3,990
GasLog	DNB	October 2017	1	April 2018	1.1746	€3,990
GasLog	DNB	October 2017	1	May 2018	1.1746	€1,995
GasLog	DNB	October 2017	1	July 2018	1.1746	€1,995
GasLog	Citibank	November 2017	1	July 2018	1.2023	€2,000
GasLog	Citibank	November 2017	1	August 2018	1.2048	€2,000
GasLog	Citibank	November 2017	1	September 2018	1.2072	€2,000
GasLog	Citibank	November 2017	1	October 2018	1.2099	€2,000
GasLog	Citibank	November 2017	1	November 2018	1.2123	€2,000
GasLog	Citibank	November 2017	1	December 2018	1.2148	€2,000
GasLog	SEB	November 2017	6	January - June 2018	1.19445	€6,000

					Total	€71,970

Schedule of analysis of (Loss)/gain on swaps

	For the year ended December 31,
	2015	2016	2017
Unrealized (loss)/gain on derivative financial instruments held for trading	(149)	18,530	10,570
Realized loss on derivative financial instruments held for trading	(8,904)	(8,435)	(4,112)
Recycled loss of cash flow hedges reclassified to profit or loss	(1,290)	(23,514)	(4,368)
Ineffective portion of cash flow hedges	11	—	(65)

Total	(10,332)	(13,419)	2,025

Interest rate swaps held for trading
Derivative Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
Subsidiary	Counterparty	Trade Date	Effective Date	Original Termination Date	Fixed Interest Rate	December 31, 2016	December 31, 2017
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB Bank ASA	July 2016	July 2016	July 2020	1.784%	73,333	73,333
GasLog	DNB Bank ASA	July 2016	July 2016	July 2021	1.729%	73,333	73,333
GasLog	DNB Bank ASA	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog	HSBC Bank plc	July 2016	July 2016	July 2020	1.896%	33,333	33,333
GasLog	HSBC Bank plc	July 2016	July 2016	July 2021	1.818%	33,333	33,333
GasLog	HSBC Bank plc	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2020	1.905%	66,667	66,667
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2021	1.84%	66,667	66,667
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2022	1.815%	66,667	66,667
GasLog	Skandinavinska Enskilda Banken AB (publ) ("SEB")	July 2016	July 2016	July 2020	1.928%	50,000	50,000
GasLog	SEB	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog	SEB	July 2016	July 2016	July 2022	1.814%	50,000	50,000
GasLog(1)	HSBC Bank plc	Feb 2017	Feb 2017	Feb 2022	2.005%	—	100,000
GasLog(1)	Nordea Bank Finland	Feb 2017	Feb 2017	Mar 2022	2.0145%	—	100,000
GasLog(1)	ABN Amro Bank NV ("ABN")	Feb 2017	Feb 2017	Mar 2022	2.003%	—	100,000

					Total	870,000	1,170,000

(1)	In February 2017, GasLog entered into new interest rate swap agreements with a notional amount of $300,000 in aggregate, maturing in 2022.

Cross currency swaps qualified as cash flow hedging instruments
Derivative Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Original Termination Date	Fixed Interest Rate	December 31, 2016	December 31, 2017
GasLog(1)	DNB Bank ASA	April 2014	May 2014	June 2018	5.99%	22,965	—
GasLog(1)	SEB	April 2014	May 2014	June 2018	5.99%	22,965	—
GasLog(1)	Nordea Bank Finland	April 2014	May 2014	June 2018	5.99%	22,965	—
GasLog(2)	DNB Bank ASA	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog(2)	SEB	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog(2)	Nordea Bank Finland	June 2016	June 2016	May 2021	8.59%	30,050	30,050

					Total	159,045	90,150

(1)

On June 27, 2017, GasLog terminated the three CCS agreements by paying their fair value of $20,603 on that date. The cumulative loss of $4,368 from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2017.

(2)

On June 20, 2016, in conjunction with the issuance of the NOK 2021 Bonds (Note 13), GasLog entered into these CCSs to exchange interest payments and principal on maturity on the same terms as the NOK 2021 Bonds.